Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued liabilities

	December 31, 2018	December 31, 2017
Accrued interest payable	$972	$714
Payroll liabilities	15,360	8,828
Liabilities related to equipment leases	423	219
Dividends payable (note 18(d))	500	510
Income and other taxes payable	1,749	2,007
Liabilities related to tire disposal	153	156
	$19,157	$12,434